Fair value measurements and valuation processes - summary of assets and liabilities measured at fair value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 259	£ 290	£ 545
Liabilities at fair value	336	395	681
– interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5	10	6
Liabilities	227	187	398
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93	115	234
Liabilities	10	13	75
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	161	165	305
Liabilities	82	195	208
– embedded derivative relating to associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	£ 17	£ 0	£ 0